Segment information	12 Months Ended
Dec. 31, 2022
Segment Information
Segment information

NOTE 3: SEGMENT INFORMATION

Current accounting guidance establishes standards for reporting information about operating segments in annual financial statements and requires reporting of selected information about operating segments in interim financial reports issued to shareholders. Operating segments are components of a company of which separate financial information is available that is regularly evaluated by the chief operating decision makers in deciding how to allocate resources and assess performance. Chief operating decision makers use profit to evaluate operating performance of each segment. The guidance also establishes standards for related disclosures about a company’s products and services, geographical areas and major customers. The Company has determined that its reportable segments are those that are based on the Company’s method of internal reporting. Navios Logistics has three reportable segments: Port Terminal Business, Cabotage Business and Barge Business. The Port Terminal Business includes the dry port terminal operations and the liquid port terminal operations. A general description of each segment follows:

The Port Terminal Business segment

This segment includes the operating results of Navios Logistics’ dry port terminal and liquid port terminal operations.

(i) Dry port terminal operations

Navios Logistics owns and operates the largest independent bulk transfer and storage port terminal facilities in Uruguay based on throughputs. Its dry port terminal operations are comprised of two port terminals, one for agricultural and forest-related exports (the “Grain Port Terminal”) and one for mineral-related exports (the “Iron Ore Port Terminal”) which are located in an international tax-free trade zone in the port of Nueva Palmira, Uruguay, at the convergence of the Parana and Uruguay rivers. The Grain Port Terminal, together with the Iron Ore Port Terminal, may be collectively referred to in this report as the “Dry Port Terminals.”

(ii) Liquid port terminal operations

Navios Logistics owns and operates an up-river port terminal with tank storage for refined petroleum products, oil and gas (the “Liquid Port Terminal”) in San Antonio, Paraguay, approximately 17 miles by river from the capital of Asuncion. The Liquid Port Terminal is one of the largest independent storage facilities for crude and petroleum products in Paraguay based on storage capacity. In addition, in October 2022, Navios Logistics commenced providing bunkering services using floating storage capacity in the port of Nueva Palmira.

The Cabotage Business segment

Navios Logistics owns and operates ocean-going vessels to support the transportation needs of its customers in the South American coastal trade business. Its fleet consists of five ocean-going product tanker vessels, a river and estuary tanker vessel and a bunker vessel. Navios Logistics contracts its vessels either on a time charter basis or on a CoA basis.

The Barge Business segment

Navios Logistics services the Argentine, Bolivian, Brazilian, Paraguayan and Uruguayan river transportation markets through its fleet. Navios Logistics operates different types of pushboats and wet and dry barges for delivering a wide range of dry and liquid products between ports in the Parana, Paraguay and Uruguay River systems in South America (the Hidrovia or the “waterway”). Navios Logistics contracts its vessels either on a time charter basis or on a CoA basis.

Inter-segment transactions, if any, are accounted for at current market prices.

The following table describes the results of operations of the three segments, the Port Terminal Business segment, the Cabotage Business segment and the Barge Business segment for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31, 2022
	Port Terminal Business	Cabotage Business	Barge Business	Total
Revenue	$118,479	$52,192	$83,483	$254,154
Cost of sales	(34,992)	(45,716)	(98,615)	(179,323)
Gross profit/(loss)	$83,487	$6,476	$(15,132)	$74,831
Administrative expenses	(4,228)	(2,790)	(10,571)	(17,589)
Other operating income	123	245	707	1,075
Other operating expenses	—	(2,163)	(3,109)	(5,272)
Allowance for expected credit losses on financial	(80)	—	(240)	(320)
Operating profit/(loss)	$79,302	$1,768	$(28,345)	$52,725
Finance income	235	97	266	598
Finance costs	(24,946)	(9,814)	(27,305)	(62,065)
Foreign exchange differences, net and other financial results	(382)	(626)	3,666	2,658
Profit/(loss) before tax	$54,209	$(8,575)	$(51,718)	$(6,084)
Income tax expense	—	657	985	1,642
Profit/(loss) for the year	$54,209	$(7,918)	$(50,733)	$(4,442)

	Year Ended December 31, 2021
	Port Terminal Business	Cabotage Business	Barge Business	Total
Revenue	$104,545	$34,909	$83,154	$222,608
Cost of sales	(40,153)	(55,293)	(87,837)	(183,283)
Gross profit/(loss)	$64,392	$(20,384)	$(4,683)	$39,325
Administrative expenses	(3,429)	(2,260)	(8,880)	(14,569)
Other operating income	760	—	705	1,465
Other operating expenses	(3)	(1,402)	(3,354)	(4,759)
Allowance for expected credit losses on financial	(73)	—	(318)	(391)
Operating profit/(loss)	$61,647	$(24,046)	$(16,530)	$21,071
Finance income	1,780	957	1,890	4,627
Finance costs	(23,647)	(12,995)	(28,594)	(65,236)
Foreign exchange differences, net and other financial results	(62)	(336)	3,035	2,637
Loss from mark to market and disposal of financial asset	(9,276)	(4,987)	(9,886)	(24,149)
Profit/(loss) before tax	$30,442	$(41,407)	$(50,085)	$(61,050)
Income tax expense	—	(1,933)	(3,396)	(5,329)
Profit/(loss) for the year	$30,442	$(43,340)	$(53,481)	$(66,379)

	Year Ended December 31, 2020
	Port Terminal Business	Cabotage Business	Barge Business	Total
Revenue	$102,683	$45,254	$67,086	$215,023
Cost of sales	(42,009)	(32,214)	(69,499)	(143,722)
Gross profit	$60,674	$13,040	$(2,413)	$71,301
Administrative expenses	(3,144)	(2,069)	(8,309)	(13,522)
Other operating income	4,329	(3)	795	5,121
Other operating expenses	(3)	(1,969)	(3,030)	(5,002)
Allowances for expected credit losses on financial	(103)	(164)	(274)	(541)
Operating profit/(loss)	$61,753	$8,835	$(13,231)	$57,357
Finance income	3,298	1,807	3,542	8,647
Finance costs	(19,976)	(8,049)	(20,903)	(48,928)
Foreign exchange differences, net and other financial results	(343)	344	573	574
Loss on debt extinguishment	(1,586)	(869)	(1,702)	(4,157)
Profit/(loss) before tax	$43,146	$2,068	$(31,721)	$13,493
Income tax (expense)/income	—	(2,050)	226	(1,824)
Profit/(loss) for the year	$43,146	$18	$(31,495)	$11,669

For the Cabotage Business segment and for the Barge Business segment, the Company’s vessels operate on a regional basis and are not restricted to specific locations. Accordingly, it is not practicable to allocate the assets of these operations to specific locations. The total net book value of long-lived assets for vessels, including constructions in progress, amounted to $315,667 and $334,329 at December 31, 2022 and 2021, respectively.

All the assets related to the Port Terminal Business segment are located in Uruguay and in Paraguay. The total net book value of long-lived assets for the Port Terminal Business segment amounted to $196,587 and $200,932 as of December 31, 2022 and 2021, respectively.

In addition, the net book value of intangible assets other than goodwill allocated to the Cabotage Business segment and to the Barge Business segment, collectively, amounted to $8,873 and $10,648 as of December 31, 2022 and 2021, respectively, while the net book value of intangible assets allocated to the Port Terminal segment amounted to $37,320 and $38,318, respectively.

Goodwill totaling to $22,142, $40,868 and $41,086 has been allocated to the three segments, the Port Terminal Business, the Cabotage Business and the Barge Business, respectively, for all periods presented.